Cover Page	May 10, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 10, 2022
Entity Registrant Name	Citigroup Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9924
Entity Tax Identification Number	52-1568099
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000831001
Amendment Flag	false
Common Stock, par value $.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	C
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of 7.125% Fixed/Floating Rate Noncumulative Preferred Stock, Series J
Entity Information [Line Items]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 7.125% Fix/Float Rate Noncum Pref Stk, Ser J
Trading Symbol	C Pr J
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of 6.875% Fixed/Floating Rate Noncumulative Preferred Stock, Series K
Entity Information [Line Items]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 6.875% Fix/Float Rate Noncum Pref Stk, Ser K
Trading Symbol	C Pr K
Security Exchange Name	NYSE
7.625% Trust Preferred Securities of Citigroup Capital III (and registrant’s guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	7.625% TRUPs of Cap III (and registrant’s guaranty)
Trading Symbol	C/36Y
Security Exchange Name	NYSE
7.875% Fixed Rate / Floating Rate Trust Preferred Securities (TruPS®) of Citigroup Capital XIII (and registrant’s guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	7.875% FXD / FRN TruPS of Cap XIII (and registrant’s guaranty)
Trading Symbol	C N
Security Exchange Name	NYSE
Medium-Term Senior Notes, Series N, Callable Step-Up Coupon Notes Due March 31, 2036 of CGMHI (and registrant’s guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	MTN, Series N, Callable Step-Up Coupon Notes due Mar 2036 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/36A
Security Exchange Name	NYSE
Medium-Term Senior Notes, Series N, Callable Step-Up Coupon Notes due February 26, 2036 of CGMHI (and registrant’s guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	MTN, Series N, Callable Step-Up Coupon Notes due Feb 2036 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/36
Security Exchange Name	NYSE
Medium-Term Senior Notes, Series N, Callable Fixed Rate Notes Due December 18, 2035 of CGMHI (and registrant’s guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	MTN, Series N, Callable Fixed Rate Notes Due Dec 2035 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/35
Security Exchange Name	NYSE
Medium-Term Senior Notes, Series N, Callable Fixed Rate Notes Due April 26, 2028 of CGMHI (and registrant’s guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	MTN, Series N, Callable Fixed Rate Notes Due Apr 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28
Security Exchange Name	NYSE
Medium-Term Senior Notes, Series N, Floating Rate Notes Due September 17, 2026 of CGMHI (and registrant’s guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Sept 2026 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/26
Security Exchange Name	NYSE
Medium-Term Senior Notes, Series N, Floating Rate Notes Due September 15, 2028 of CGMHI (and registrant’s guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Sept 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28A
Security Exchange Name	NYSE
Medium-Term Senior Notes, Series N, Floating Rate Notes Due October 6, 2028 of CGMHI (and registrant’s guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Oct 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28B
Security Exchange Name	NYSE
Medium-Term Senior Notes, Series N, Floating Rate Notes Due March 21, 2029 of CGMHI (and registrant’s guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Mar 2029 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/29A
Security Exchange Name	NYSE